GOODWILL AND INTANGIBLE ASSETS - Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Roll Forward]
Beginning balance	$ 304,525
Ending balance	260,473	$ 304,525
Franchise Rights
Indefinite-Lived Intangible Assets [Roll Forward]
Beginning balance	282,350	0
Impairment charges	(105,630)
Ending balance	236,678	282,350
Franchise Rights | RideNow
Indefinite-Lived Intangible Assets [Roll Forward]
Acquisition		$ 282,350
Purchase price adjustment	14,542
Franchise Rights | Freedom Transaction
Indefinite-Lived Intangible Assets [Roll Forward]
Acquisition	39,661
Franchise Rights | Other immaterial additions related to acquisitions
Indefinite-Lived Intangible Assets [Roll Forward]
Acquisition	2,168
Franchise Rights | Honda
Indefinite-Lived Intangible Assets [Roll Forward]
Acquisition	487
Franchise Rights | 4Wheel
Indefinite-Lived Intangible Assets [Roll Forward]
Acquisition	$ 3,100